SHARE-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Number of Options, Outstanding at January 1, 2012	676,744
Forfeited	(332,554)
Number of options, Outstanding at December 31, 2012	344,190
Number of Options, Options vested or expected to vest at December 31, 2012	344,190
Number of Options, Options exercisable at December 31, 2012	344,190
Weighted average exercise price, Outstanding at January 1, 2012	$ 1.197
Weighted average exercise price, Forfeited	$ 1.283
Weighted average exercise price, Outstanding at December 31, 2012	$ 1.114
Weighted average exercise price, Options vested and expected to vest at December 31, 2012	$ 1.114
Weighted average exercise price, Options exercisable at December 31, 2012	$ 1.114
Weighted average remaining contract term, Outstanding at December 31, 2012	3 years 9 months 29 days
Weighted average remaining contract term, Options vested or expected to vest at December 31, 2012	3 years 9 months 29 days
Weighted average remaining contract term, Options exercisable at December 31, 2012	3 years 9 months 29 days
Aggregate intrinsic value, Outstanding at December 31, 2012
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012
Aggregate intrinsic value, Options exercisable at December 31, 2012